UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

5575 Vincent Gate Terrace, #1248

Alexandria, VA 22312

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

WEGENER ADAPTIVE GROWTH FUND
Schedule of Investments
March 31, 2007 (Unaudited)

Shares			Value
COMMON STOCKS - 98.92%

Accident & Health Insurance - 4.44%
200	Assurant, Inc.		$ 10,726
200	Partnerre, Ltd.		13,708
200	Reinsurance Group of America, Inc.		11,544
			35,978
Air Transportation, Scheduled - 1.28%
600	Pinnacle Airlines Corp.*		10,374

Commercial Banks - 3.39%
90	Deutsche Bank A.G.		12,109
100	HDFC Bank, Ltd.		6,445
150	UBS A.G.		8,915
			27,468
Computer Storage Devices - 2.59%
400	Western Digital Corp.*		6,724
600	Xyratex, Ltd.*		14,322
			21,046
Crude Petroleum & Natural Gas - 2.57%
300	Chesapeake Energy Corp.		9,264
400	W & T Offshore, Inc.		11,572
			20,836
Fabricated Plate Work - 1.26%
300	Natco Group, Inc.*		10,236

Fabricated Structural Metal Products - 1.32%
400	Gulf Island Fabrication, Inc.		10,696

Financial Services - 1.77%
200	Credit Suisse Group		14,366

Fire Marine & Casualty Insurance - 1.92%
500	Procentury Corp.		11,600
100	Safety Insurance Group, Inc.		4,012
			15,612
Food and Kindred Products - 1.30%
350	Unilever PLC		10,525

General Building Contractors for Residential Buildings - 1.43%
200	Homex Development Corp.*		11,590

General Industrial Machinery & Equipment - 1.39%
200	Lufkin Industries, Inc.		11,236

Industrial Organic Chemicals - 1.38%
500	Methanex Corp.		11,165

Life Insurance - 1.37%
800	Phoenix Companies, Inc./DE		11,104

Machine Tools, Metal Cutting Types - 1.25%
150	Kennametal, Inc.		10,142

Medicinal Chemicals & Botanical Products - 4.34%
600	Mannatech, Inc.		9,636
700	Nutraceutical Internaional Corp.*		11,550
300	Usana Health Sciences, Inc.*		14,061
			35,247
Metal Mining - 1.77%
200	Southern Copper Corp.		14,332

Miscellaneous Plastic Products - 1.22%
300	PW Eagle, Inc.		9,912

Oil & Gas Field Services - 1.54%
300	General Geophysics Co*		12,495

Oil & Gas Field Machinery & Equipment - 2.87%
200	FMC Technologies, Inc.*		13,952
200	W-H Energy Services, Inc.*		9,348
			23,300
Pharmaceutical Preparations - 8.50%
600	Aspreva Pharmaceuticals Corp.*		12,936
600	Biovail Corp. International		13,116
700	Bradley Pharmaceuticals, Inc.*		13,433
100	Cephalon, Inc.*		7,121
400	Sciele Pharma,Inc.*		9,472
900	Viropharma, Inc.*		12,915
			68,993
Personal Credit Institutions - 1.66%
300	First Marblehead Corp.		13,467

Petroleum Refining - 2.95%
100	Marathon Oil Corp.		9,883
200	Sunoco, Inc.		14,088
			23,971
Plastic Products - 1.14%
1,500	ICO, Inc.*		9,210

Printed Circuit Boards - 2.27%
400	Benchmark Electronics, Inc.*		8,264
3,500	SMTC Corp.*		10,115
			18,379
Radiotelephone Communications - 1.02%
600	Hellenic Telecommunications Organization SA*		8,250

Real Estate Agents & Managers (For Others) - 1.32%
2,300	Silverleaf Resorts, Inc.		10,695

Retail-Catalog & Mail-Order Houses - 1.68%
1,100	Valuevision Media, Inc.*		13,596

Retail - Grocery Stores - 1.53%
130	Village Super Market, Inc.		12,414

Retail - Miscellaneous Retail - 1.63%
300	Suburban Propane Partners LP		13,200

Security Brokers, Dealers & Flotation Companies - 4.31%
70	Goldman Sachs Group, Inc.		14,464
150	Lehman Brothers Holdings, Inc.		10,511
300	Oppenheimer Holdings, Inc.		9,966
			34,941
Semiconductors & Related Devices - 9.29%
3,000	Advanced Semiconductor Engineering, Inc.		17,880
1,500	Amkor Technology, Inc.*		18,720
2,000	Chipmos Technologies Bermuda, Ltd *		13,820
1,500	Siliconware Precision Industries Co., Ltd.		14,715
800	Smart Modular Technologies, Inc.*		10,232
			75,367
Services - Commerical Physical & Biological Research -1.60%
500	Pharmanet Development Group, Inc.*		13,000

Services-Computer Integrated Systems Design- 1.57%
600	Synnex Corp.*		12,744

Services-Help Supply Services - 0.91%
100	Manpower, Inc.		7,377

Services-Skilled Nursing Care Facilities - 0.47%
300	Advocat, Inc.*		3,831

Steel Works, Blast Furnaces & Rolling & Finishing Mills -1.25%
1,100	Friedman Industries, Inc.		10,164

Telephone Communications (No Radiotelephone) - 1.47%
250	America Movil SA		11,948

Trucking - 3.26%
600	Celadon Group, Inc.*		10,020
700	Quality Distribution, Inc.*		6,055
600	US Xpress Enterprises, Inc.*		10,356
			26,431
Wholesale-Computers & Peripheral Equipment & Software - 2.42%
600	Ingram Micro, Inc.*		11,586
300	Scansource, Inc.*		8,052
			19,638
Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 1.63%
200	Anixter International, Inc.*		13,188

Wholesale-Groceries & Related Products - 1.69%
2,000	Schiff Nutritional International, Inc.*		13,740

Wholesale-Machinery, Equipment & Supplies - 1.21%
400	Applied Industrial Technologies, Inc.		9,816

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.96%
100	Johnson & Johnson		6,026
300	MWI Veterinary Supply, Inc.*		9,900
			15,926
Wholesale-Metals Service Centers & Offices - 1.78%
300	Reliance Steel & Aluminum Co.		14,520

TOTAL FOR COMMON STOCKS (Cost $750,855) - 98.92%			802,464

PUT OPTIONS

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
800	June 2007 Puts @ 770		13,360
	Total (Premiums Paid $24,664) - 1.65%		$ 13,360

SHORT TERM INVESTMENTS - 5.94%
47,863	Fidelity Money Market Portfolio Class Select 5.16% **		47,863
79	First American Government Obligation Fund Class Y 4.92% **		79
221	First American Treasury Obligation Class Y 4.89% **		221

TOTAL SHORT TERM INVESTMENTS (Cost $48,163)			48,163

TOTAL INVESTMENTS (Cost $823,682) - 106.51%			863,987

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (6.51%)			(52,775)

NET ASSETS - 100.00%			$ 811,212

* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2007.

WEGENER ADAPTIVE GROWTH FUND
Schedule of Call Options Written
March 31, 2007 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security		Shares Subject
Expiration Date/Exercise Price		to Call	Value

Russell 2000 Index
June 2007 Calls @ 770		800	$ 43,440

	Total (Premiums Received $30,136)		$ 43,440

WEGENER ADAPTIVE GROWTH FUND
Notes to Financial Statements
March 31, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $823,682 amounted to $27,001, which consisted of aggregate gross unrealized appreciation of  $85,732 and aggregate gross unrealized depreciation of $58,731.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date June 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date June 14, 2007